CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS
Schedule of accounts receivable
	December 31, 2014	December 31, 2015

Accounts receivable	532,355	492,211
Allowance for doubtful accounts	(418,539)	(400,885)

Accounts receivable, net of allowance for doubtful accounts	113,816	91,326

Schedule of movement of allowance for doubtful accounts

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Balance at beginning of the year	2,172,972	480,076	418,539
Provisions	—	1,038,047	—
Reversed	(310,699)	(49,912)	—
Accounts written off	(1,435,204)	(1,038,047)	—
Translation difference	53,007	(11,625)	(17,654)

Balance at the end of the year	480,076	418,539	400,885